Cash and Cash Equivalents and Restricted Cash and Other Investments (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Other investments	$ 116,480	$ 10,483